Exhibit 99.2

2170 Satellite Blvd., Ste. 450, Duluth, GA 30097

770.497.9100

October 13, 2015

Progress Residential Master Trust
40 West 57th Street, 15th Floor
New York, NY 10019

RE: Progress Residential 2015-SFR3 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Progress Residential Master Trust (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

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b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

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Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

1.	It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

2.	It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

3.	Many HOAs do not establish web sites or other presence on the world wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

4.	It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

5.	Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

6.	Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

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2. Making any findings with respect to:

i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the Properties or any other collateral securing the Mortgage Loan,

iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations, or

iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the Subject Properties set forth on Schedule I is subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

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Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National, LLC

By:	/s/ Charles Chacko
Name: Charles Chacko
Title: Member

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Schedule I

Subject Properties Originally Designated Non-HOA	State	Description of Discrepancy	Updated Designation (HOA or apparent non- HOA)	Date of Updated Designation
49069	AZ	HOA Discrepancy	Non-HOA	Oct. 13, 2015
54205	AZ	HOA Discrepancy	Non-HOA	Oct. 13, 2015
60603	AZ	HOA Discrepancy	Non-HOA	Oct. 13, 2015
85149	AZ	HOA Discrepancy	Non-HOA	Oct. 13, 2015
93317	AZ	HOA Discrepancy	Non-HOA	Oct. 13, 2015
94700	AZ	HOA Discrepancy	Non-HOA	Oct. 13, 2015
53317	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
56594	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
60935	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
73516	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
100528	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
121411	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
123122	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
133770	Fl	HOA Discrepancy	Non-HOA	Oct. 13, 2015
137860	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
138049	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
139833	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
140345	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
140781	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
141838	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
142107	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
142119	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
142426	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
142943	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143314	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143335	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143338	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143634	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143843	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144186	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144598	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144847	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145098	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145350	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145589	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145864	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015

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146341	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146677	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146944	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147262	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147715	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147840	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147953	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148041	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148347	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148683	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148716	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149626	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149707	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149742	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151384	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151784	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151793	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
90000149	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
90001565	FL	HOA Discrepancy	Non-HOA	Oct. 13, 2015
53438	GA	HOA Discrepancy	Non-HOA	Oct. 13, 2015
54113	GA	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150507	GA	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151142	GA	HOA Discrepancy	Non-HOA	Oct. 13, 2015
90000299	GA	HOA Discrepancy	Non-HOA	Oct. 13, 2015
125196	IN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
131543	IN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
131544	IN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
138524	IN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143219	IN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143238	IN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145413	IN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146624	IN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146785	IN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
136014	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
137611	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
141294	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
142559	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
142693	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143226	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143291	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143590	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015

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143591	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143622	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143940	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145060	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146041	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146264	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147106	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149168	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149586	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149954	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150749	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150921	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150989	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
152243	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
152288	MS	HOA Discrepancy	Non-HOA	Oct. 13, 2015
127347	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
131142	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
139449	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
139586	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
140154	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
141435	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
142740	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
142862	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143015	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143093	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143146	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143543	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143586	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143663	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144071	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144073	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144256	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144717	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145386	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145869	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146068	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146099	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146297	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146428	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146513	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146642	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015

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146699	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146976	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147119	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147555	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148273	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148800	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148821	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149345	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149468	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149937	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150014	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150498	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150849	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151705	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
152190	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
152513	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
152685	NC	HOA Discrepancy	Non-HOA	Oct. 13, 2015
48190	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
56221	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
60398	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
85051	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
85052	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
87369	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
91794	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
99941	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
100078	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
106479	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
138349	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
90000479	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
90001741	NV	HOA Discrepancy	Non-HOA	Oct. 13, 2015
98520	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
104417	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
104419	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
109807	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
128417	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
129675	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
129676	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
130147	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
133130	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
134221	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
136833	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015

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136881	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
137731	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
138504	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
139209	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
139744	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
141180	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
141371	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143244	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
143608	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144208	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144708	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
144731	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145264	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
145335	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146010	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146241	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146357	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146604	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146608	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146638	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146951	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147074	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147210	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147375	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147477	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147527	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147652	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147756	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148179	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148274	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148325	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148338	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148348	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148588	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
148639	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149007	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149073	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149373	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149383	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149538	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149550	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015

Page | 10

149691	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149734	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149737	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149782	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150213	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150238	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150273	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150435	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150633	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150794	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150847	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151114	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151181	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151223	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151500	TN	HOA Discrepancy	Non-HOA	Oct. 13, 2015
124416	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
129098	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
130528	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
133577	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
135254	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
135278	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
135303	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
135854	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
136847	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
138026	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
138629	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
139829	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
139946	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
141848	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
142812	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
146715	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147780	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
147967	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
149612	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
150193	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
151694	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015
152830	TX	HOA Discrepancy	Non-HOA	Oct. 13, 2015

Page | 11